Hedging derivatives - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [abstract]
Macro cash flows hedge, position	€ 10,000
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	€ (1,006)	€ 756	€ (460)